Document and Entity Information	Sep. 25, 2023
Cover [Abstract]
Entity Registrant Name	SYNAPTICS Inc
Amendment Flag	false
Entity Central Index Key	0000817720
Document Type	8-K
Document Period End Date	Sep. 25, 2023
Entity Incorporation State Country Code	DE
Entity File Number	000-49602
Entity Tax Identification Number	77-0118518
Entity Address, Address Line One	1109 McKay Drive
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95131
City Area Code	408
Local Phone Number	904-1100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $.001 per share
Trading Symbol	SYNA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false